Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	PGIM ETF TRUST
CIK	dei_EntityCentralIndexKey	0001727074
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2024
Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2024
Prospectus Date	rr_ProspectusDate	Oct. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Short Duration High Yield ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSH
PGIM Municipal Income Opportunities ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMIO
PGIM Ultra Short Municipal Bond ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUSH
PGIM Jennison Focused Growth ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJFG
PGIM Jennison Better Future ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJBF
PGIM Jennison Focused Mid-Cap ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJFM
PGIM Jennison International Opportunities ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJIO
PGIM Portfolio Ballast ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPB